Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Comprehensive Income:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Access Midstream
Loss related to sale of certain assets	$10	$—	$—
Impairment of certain materials and equipment held for sale (See Note 16)	12	—	—
Northeast G&P
Contingency gain settlement	(154)	—	—
Impairment of certain materials and equipment (See Note 16)	30	—	—
Net gain related to partial acreage dedication release	(12)	—	—
Loss associated with a producer claim	—	25	—
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	33	30	7
Impairment of certain equipment	10	—	—
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	(3)	12	—
Insurance recoveries associated with the Eminence abandonment	—	(16)	—
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)